BORROWINGS - Schedule of Long-term Borrowings Maturity (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 163,635,149	$ 92,375,076
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 163,635,149